Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss	$ (1,387,926)	$ (2,443,881)	$ (4,257,875)	$ (16,994,625)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	22,055	19,373	23,758	38,972
Stock based compensation	204,083	771,358	708,059	11,667,361
Gain on sale of assets		(95,000)	(95,000)	(2,426)
Amortization of debt discount				4,592
Inventory impairment			958,575
Changes in assets and liabilities:
Inventory	(25,275)			28,099
Deposits and other assets	(1,767)	5,102	5,114	1,391
Prepaid expenses	(19,084)	12,389	17,329	(5,482)
Accrued payroll and payroll related expenses	270,763	676,364	1,122,773	(218,619)
Accounts payable and accrued expenses	78,770	(16,626)	10,808	(50,328)
Accrued interest		222	222	(101,553)
Fees payable to directors				(50,000)
Other current liabilities				(12,613)
Net cash used in operating activities	(858,381)	(1,070,699)	(1,506,237)	(5,695,231)
Cash flows from investing activities:
Proceeds from sale of property and equipment		10,000	10,000	87,430
Increase in patents	(24,131)	(21,852)	(22,049)	(26,670)
Purchases of property and equipment				(1,633)
Net cash used in investing activities	(24,131)	(11,852)	(12,049)	59,127
Cash flows from financing activities:
Proceeds from the issuance of common stock	800,000	1,430,000	1,776,000	3,923,798
Proceeds from the issuances of notes payable		30,000	30,000	2,076,000
Repayment of principal on notes payable				(550,408)
Net cash provided by financing activities	800,000	1,460,000	1,806,000	5,449,390
NET (DECREASE) INCREASE IN CASH	(82,512)	377,449	287,714	(186,714)
Cash at the beginning of the period	323,410	35,696	35,696	222,410
Cash at the end of the period	240,898	413,145	323,410	35,696
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion of notes payable and accrued interest into common stock		30,222	30,222	11,125,167
Conversion of accrued payroll and payroll related expenses into stock options	227,784	669,006	1,210,124
Conversion of accounts payable into stock options	66,445	301,063
Effect of merger with Cardax Pharmaceuticals, Inc.			1,402
SUPPLEMENTAL DISCLOSURES:
Cash paid for interest	2,249		2,112	188,382
Cash paid for income taxes